Loans Due From Third Parties (Tables)	6 Months Ended
Jun. 30, 2021
Loan Due From Third Parties [Abstract]
Schedule of loans due from third parties
	June 30, 2021	December 31, 2020
	(Unaudited)
Loans due from third parties	$21,131,865	$17,698,084
Less: allowance for credit losses	(39,446)	(27,432)
	$21,092,419	$17,670,652

Schedule of allowance for credit losses
	June 30, 2021	December 31, 2020
	(Unaudited)
Balance at beginning of the year	$27,432	$4,870,838
Reduction due to deconsolidation	-	(4,870,838)
Provisions	12,014	27,432
Balance at end of the period/year	$39,446	$27,432